                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:     October 31, 2006
                                                  Estimated average burden
                                                  hours per response.......19.3
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-05710
                                  ---------------------------------------------

                         ING VP Natural Resources Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       7337 E. Doubletree Ranch Rd., Scottsdale,              AZ 85258
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           CT Corporation System, 101 Federal Street, Boston, MA 02110
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-992-0180
                                                   ----------------------------

Date of fiscal year end:     December 31
                        --------------------------
Date of reporting period:    December 31, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

ANNUAL REPORT

ANNUAL REPORT

December 31, 2003

ING VP NATURAL RESOURCES TRUST

[GRAPHIC]

[ING FUNDS LOGO]

                                TABLE OF CONTENTS

President's Letter                                                             1
Market Perspective                                                             2
Portfolio Managers' Reports                                                    4
Index Descriptions                                                             6
Independent Auditors' Report                                                   7
Statement of Assets and Liabilities                                            8
Statement of Operations                                                        9
Statements of Changes in Net Assets                                           10
Financial Highlights                                                          11
Notes to Financial Statements                                                 12
Portfolio of Investments                                                      16
Shareholder Meeting Information                                               17
Trustee and Officer Information                                               18

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER

[PHOTO OF JAMES M. HENNESSY]

Dear Shareholder,

What a difference a few months can make. In my last letter to our shareholders in the semi-annual report, it was hard to escape the sense of anxiety that many investors were experiencing. Now, six months later, I believe there may be a renewed sense of optimism among investors -- cautious optimism, to be sure, but optimism never the less.

And I believe there are good, solid reasons for this improved outlook. For one, many key corporations have been reporting profits in recent months. Granted, the numbers are modest, but they have been noteworthy, consistent and credible because many of these same companies are employing stricter accounting standards following the Enron debacle. Going hand-in-hand with these upbeat figures are the improving price-to-earning ratios and improving valuations that many investors are now seeing.

The reasons for renewed confidence reach beyond the shores of the U.S. as well. Overall, world markets are reporting strong gains. This is certainly true of Japan, where the economy has been showing welcome signs of recovery in recent months. That recovery, in turn, has helped trigger increases in business activity and consumer confidence there.

We are seeing similar surges in consumer confidence in several key European markets, and, although, some European markets remain sluggish, overall, financial benchmarks from Europe reflect steady growth. Markets in the United Kingdom, in particular, are reporting impressive returns, thanks in no small part to England's robust housing market as well as strong figures coming from the consumer in that country.

This renewed confidence has been tempered, however, by recent events and news stories concerning mutual fund trading practices, including after-hours trading and market timing. As with many financial services companies, ING Investments, LLC ("ING Investments"), investment adviser to the ING Funds and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. ING is also completing an internal review of investment company share trading as well as a review of their policies and procedures in this area. ING will reimburse any ING Portfolio affected by inappropriate late trading or market timing for any improper profits that accrued to any person who engaged in improper frequent or late trading for which ING is responsible.

Also, I want to clearly state that ING Funds does not condone the illegal practice of after-hours trading. In addition, it has been our long-standing policy to discourage inappropriate market timing in our funds. In fact, over the years, ING Funds has taken a variety of steps to address inappropriate fund trading activity. We were among the first fund groups to employ innovative techniques such as making extensive use of fair-value pricing for foreign securities.

We consider the fair treatment of committed investors to be of the utmost importance. We continue to look for effective strategies to address fund trading issues. We hope that the increased attention this issue is now receiving will make it easier for the industry to effectively address inappropriate fund trading in the future.

On behalf of everyone at ING Funds, thank you for your continued support. We look forward to helping you meet your investment goals in the future.

Sincerely,


/s/ James M. Hennessy

James M. Hennessy
President
ING Funds
February 16, 2004

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2003

In 2003 GLOBAL EQUITIES recorded their first year of positive returns since 1999. As measured by the Morgan Stanley Capital International ("MSCI") World Index, global stocks rose 33.8% for the year. For the second half of 2003, global stocks returned 19.8%. In both figures about three quarters of the return was due to stock market movements and the rest to dollar weakness. The dollar occupied the financial spotlight for much of the second six months. Japanese and particularly Chinese government intervention to keep their currencies low against the dollar underscored frustration in the U.S. that signs of an improving economy were not being accompanied by job growth. However, the dollar weakened against the freely floating euro and other European currencies as even increasingly impressive economic reports from the U.S. could not banish fears about its large trade and budget deficits. For the second six months of the period, the euro appreciated 9.8% against the dollar, 20.2% for all of 2003. At year-end, the Bank of Japan announced that it had spent an astonishing $187 billion in 2003 to stem the rise in the yen.

Most U.S. FIXED INCOME classes had a much more subdued second six months as one might expect in a strong environment for equities. Bond prices were supported by the apparent absence of any inflationary pressures and the belief that until they appear, the Federal Reserve ("Fed") will not raise interest rates. For the six-month period, the Lehman Brothers Aggregate Bond Index of investment grade bonds returned 0.17%, much less than the average coupon. For the year, the total return was 4.10%. Within this the Lehman Brothers U.S. Corporate Investment Grade Index returned 0.49% for the second six months and the U.S. Treasury Index lost 1.45%. For 2003 these indices returned 8.24% and 2.24%, respectively. There was a pronounced steepening of the yield curve as ten-year Treasury yields rose from 3.53% at the end of June to 4.26% at year end while the 90-day Treasury Bill yield rose just 7 basis points to 91 basis points, never spending a day above 100 basis points. By contrast, 2003 was the year in which the high yield market redeemed itself after several years of disappointing performance. The rally that began late in October of 2002 continued throughout 2003, leading to the best high yield market performance since 1991. For the year, the high yield market returned 28.97%. While 2002 was a year that was marred by fraud and corporate malfeasance, 2003 was a year of balance sheet repair. Many troubled issuers resorted to creative financing techniques to take out bank debt and to refinance and extend maturities. Bond prices for most issuers rose as this future refinancing risk was far outweighed by the immediate benefit of a significantly diminished near- to medium- term risk of default. The declining default risk was manifested throughout the year by a fall in the default rate from a peak of 11.7% in February 2002 to 5.26% in December 2003.

THE U.S. EQUITIES market returned 15.2% in the second half of 2003 based on the Standard & Poor's ("S&P") 500 Index including dividends and returned 28.71% for the whole year. At current price-to-earnings levels, 18 times 2004 earnings, many are worried about valuations after the tremendous rebound from the lows in early March. Much of the recent acceleration in gross domestic product ("GDP"), to 8.2% growth in the third quarter and the strength in consumer demand, has come from the effect of large tax cuts, the mortgage refinancing boom as interest rates declined and an accommodative monetary policy by which the Fed has kept real short term interest rates negative, even with very tame inflation. Corporate profits have improved and balance sheets have been repaired, without question, but this in large measure has been based on cost cutting and a lack of hiring. Only from about the middle of the last quarter did the level of new unemployment claims break convincingly below the 400,000 level. This has restrained employment costs both because the number of employees has been kept down and because their wage bargaining power has accordingly remained low. Some commentators argue that these bullish forces are surely unsustainable. The bulls say this is just the "wall of worry" that markets tend to climb, that employment growth will reinvigorate demand and that major indices are still well off their all time highs. True, the advance in 2003 was powered by smaller, lower quality stocks but this is natural as sentiment improves after a bear market. By the end of 2003, the recovery was becoming more broadly based and there is still plenty of appreciation left in the bigger companies, say the optimists.

In INTERNATIONAL MARKETS, Japan soared 32.1% in dollar terms in the second half of 2003 based on the MSCI Japan Index, slightly more than half of this due to the strength of the yen despite the efforts of the Bank of Japan, as noted earlier, to hold it down. For the year, Japanese stocks returned 35.9%. By the end of the year the broad market was trading at just over 18 times earnings for 2004, similar to the S&P 500.

                                MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2003

Since the semi-annual report, the news has been mixed for Japanese business. The good news of the seventh consecutive quarter of economic growth, rising machinery orders and industrial production was soured by the realization that it was entirely driven by exports, with domestic demand weak. Japan's twin problems: chronic deflation and a banking system paralyzed by non-performing loans remain to be solved. Much of the strength of the Japanese market seems to have been fueled by foreign money, with the local investor still not convinced. European excluding United Kingdom ("ex UK") markets advanced 26.7% in dollars in the last six months of 2003, including nearly 10% currency appreciation, according to the MSCI Europe ex UK Index. By the end of 2003, dollar investors had a gain of 42.6% for the year and markets in this region were still trading on average at just 14.6 times 2004 earnings. Third quarter GDP managed a 0.4% increase after a decline in the second quarter. As in Japan, this was entirely sourced from exports despite the strengthening euro, since consumer spending was stagnant and business investment down.

Nonetheless industrial production in France and Germany, over half of the Eurozone's economy, was rising smartly by the end of the year and unemployment edging down. German business confidence rose to the highest in three years. Many commentators believe that regional stocks are cheap in relation to earnings growth projected to be more than 20% in 2004 and that the rally is not over. The UK market gained 22.3% in dollars in the second half of 2003, nearly half of this due to currency, according to the MSCI UK Index. For the whole year, the dollar return was 32.1%. At those levels the UK market was trading at about 18 times 2004 earnings, again similar to the S&P 500. As in other regions, UK business and economic prospects improved during the six months. But there was more to this than exports. Services, manufacturing and construction were all accelerating by year-end. Third quarter GDP growth was revised up to 0.8% over the second quarter, while the unemployment rate fell to 5%, the lowest in decades. In November, the Bank of England became the first of the world's major central banks to raise interest rates.

                 See accompanying index descriptions on page 6.

ING VP NATURAL RESOURCES TRUST                        Portfolio Managers' Report

PORTFOLIO MANAGER TEAM: A team of investment professionals led by James A. Vail, CFA, Senior Vice President and Portfolio Manager, Aeltus Investment Management, Inc. - the Sub-Adviser.

GOAL: The ING VP Natural Resources Trust (the "Trust") seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.

PERFORMANCE: For the year ended December 31, 2003, the Trust, excluding any charges, provided a total return of 30.53% compared to a 28.71% for the Standard & Poor's ("S&P") 500 Index and a 31.49% return for the Goldman Sachs Natural Resources Index.

PORTFOLIO SPECIFICS: During 2003, energy and material prices experienced upward movements, reflecting an improvement in the U.S. economy, and this trend accelerated during the final quarter. One of the major contributing factors to the price increases was that the Chinese economy was importing commodities at a fast pace to feed its growing internal and export industries. To cite the price performance of a few commodities, natural gas in the United States went from $5.00 per metric cubic foot to $7.00, copper grew exponentially from $0.70 a pound to $1.10; and gold rose from $357 per ounce and finished the year at $416.

Approximately 30% of the Trust's assets are invested in a broad array of metals, including aluminum, copper, nickel and steel. These sectors turned in dramatic performances. The leading stock was United States Steel, which more than doubled, followed by First Quantum Minerals, an African metals provider, which went from C$4.00 to just under C$15.00 (Canadian $). Phelps Dodge began the year at $36.00 and closed at $77.00. Other large gainers were ALCOA (+52%) and INCO (+90%). Energy shares also turned in strong performance but only later in the year.

MARKET OUTLOOK: We believe commodity prices, in general, will surprise on the upside as global economic recovery gains momentum in 2004 and beyond. China, over the long term, provides a substantial market for metals, energy, paper and forest products, etc. This, coupled with the fact that the commodities sector generally has been starved for capital, could lead to periodic shortages and therefore higher commodity prices. While new projects could be announced, lead times prevent near-term solutions. The Trust will continue to hold a broad base of commodity producers, overweighing specific sectors as warranted. We remain bullish on the commodity outlook.

Portfolio Managers' Report                        ING VP NATURAL RESOURCES TRUST

[CHART]

                         ING VP NATURAL RESOURCES TRUST             S&P 500 INDEX
12/31/1993                       $  10,000                            $  10,000
12/31/1994                       $   9,462                            $  10,133
12/31/1995                       $  11,058                            $  13,933
12/31/1996                       $  14,032                            $  17,172
12/31/1997                       $  15,035                            $  22,903
12/31/1998                       $  12,085                            $  29,489
12/31/1999                       $  13,788                            $  35,722
12/31/2000                       $  16,321                            $  32,440
12/31/2001                       $  13,721                            $  28,588
12/31/2002                       $  13,433                            $  22,270
12/31/2003                       $  17,534                            $  28,664

                                                             AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                                PERIODS ENDED DECEMBER 31, 2003
                                                         --------------------------------------------
                                                         1 YEAR            5 YEAR             10 YEAR
                                                         ------            ------             -------
   ING VP Natural Resources Trust                        30.53%             7.72%               5.77%
   S&P 500 Index(1)                                      28.71%            -0.57%              11.10%
   Goldman Sachs Natural Resources Index(2)              31.49%             5.98%                N/A(3)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP Natural Resources Trust against the S&P 500 Index and the Goldman Sachs Natural Resources Index. The Indices are unmanaged, have no cash in their portfolio, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Trust's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Trust distributions or the redemption of Trust shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

TRUST HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) The S&P 500 INDEX is a widely recognized unmanaged index of 500 common stocks.

(2) The GOLDMAN SACHS NATURAL RESOURCES INDEX is a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metals, timber, and other sub-sectors.

(3) The Index commenced August 1996.

PRINCIPAL RISK FACTOR(S): Since the Trust is a non-diversified investment company that invests primarily in securities of companies engaged in natural resources activities, the Trust may be subject to greater risks and market fluctuations than other portfolios that are more diversified by industry. The Trust's investments in foreign securities may involve risks greater than those attendant to investments in securities of U.S. issuers. This Trust should be considered as a vehicle for diversification and not as a balanced investment program. Risks of foreign investing are generally intensified for investments in emerging markets. The value of convertible or debt securities may fall when interest rates rise.

                 See accompanying index descriptions on page 6.

                               INDEX DESCRIPTIONS

The GOLDMAN SACHS NATURAL RESOURCES INDEX is a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metals, timber, and other sub-sectors.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

The LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million, and at least 1 year to maturity.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX consists of more than 1,000 securities taken from the largest market capitalization companies based in Europe, Australia and Asia (Australasia), and the Far East.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, EX UK, INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East - comprising approximately 1,500 securities - with values expressed in U.S. dollars.

The RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The STANDARD AND POOR'S ("S&P") 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

                           All indices are unmanaged.
                 An investor cannot invest directly in an index.

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of
ING VP Natural Resources Trust

We have audited the accompanying statement of assets and liabilities of ING VP Natural Resources Trust, including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ING VP Natural Resources Trust as of December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


                                            /s/ KPMG LLP

Boston, Massachusetts
February 16, 2004

           STATEMENT OF ASSETS AND LIABILITIES as of December 31, 2003

ASSETS:
Investments in securities at value*                                                               $ 24,075,697
Short-term investments, at amortized cost                                                              789,000
Cash                                                                                                       342
Foreign currencies at value**                                                                              303
Receivable for dividends and interest                                                                    4,593
Prepaid expenses                                                                                           503
                                                                                                  ------------
        Total assets                                                                                24,870,438
                                                                                                  ------------
LIABILITIES:
Payable to affiliates                                                                                   21,958
Payable to trustees                                                                                     54,976
Other accrued expenses and liabilities                                                                  58,131
                                                                                                  ------------
        Total liabilities                                                                              135,065
                                                                                                  ------------
NET ASSETS (EQUIVALENT TO $15.82 PER SHARE ON 1,563,347 SHARES OUTSTANDING)                       $ 24,735,373
                                                                                                  ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital -- shares of beneficial interest at no par value (unlimited shares authorized)    $ 19,933,836
Undistributed net investment income                                                                    249,924
Accumulated net realized loss on investments and foreign currencies                                    (41,881)
Net unrealized appreciation of investments and foreign currencies                                    4,593,494
                                                                                                  ------------
NET ASSETS                                                                                        $ 24,735,373
                                                                                                  ============

----------
*  Cost of securities                                                                             $ 19,482,210
** Cost of foreign currencies                                                                     $        296

                 See Accompanying Notes to Financial Statements

          STATEMENT OF OPERATIONS for the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends net of foreign taxes*                                                                   $    207,973
Interest                                                                                                 7,429
                                                                                                  ------------
     Total Investment Income                                                                           215,402
                                                                                                  ------------
EXPENSES:
Investment management fees                                                                             208,414
Administrative service fees                                                                             20,841
Shareholder reporting expense                                                                           14,078
Custody and accounting expense                                                                           9,565
Transfer agent fees                                                                                     35,285
Professional fees                                                                                       38,870
Trustees' fees                                                                                           5,925
Insurance expense                                                                                          395
Registration and filing fees                                                                                53
Miscellaneous expense                                                                                    2,543
                                                                                                  ------------
     Total expenses                                                                                    335,969
                                                                                                  ------------
Net investment loss                                                                                   (120,567)
                                                                                                  ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
     Investments                                                                                     1,038,572
     Foreign currencies                                                                                370,491
                                                                                                  ------------
     Net realized gain on investments and foreign currencies                                         1,409,063
                                                                                                  ------------
Net change in unrealized appreciation of investments and foreign currencies                          4,436,012
                                                                                                  ------------
Net realized and unrealized gain on investments and foreign currencies                               5,845,075
                                                                                                  ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $  5,724,508
                                                                                                  ============

----------
* Foreign taxes                                                                                   $      4,194

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    YEAR ENDED      YEAR ENDED
                                                                                   DECEMBER 31,    DECEMBER 31,
                                                                                       2003            2002
                                                                                   ------------    ------------
FROM OPERATIONS:
Net investment loss                                                                $   (120,567)   $    (94,961)
Net realized gain (loss) on investments and foreign currencies                        1,409,063        (278,728)
Net change in unrealized appreciation or depreciation of investments and
   foreign currencies                                                                 4,436,012        (362,262)
                                                                                   ------------    ------------
Net increase (decrease) in net assets resulting from operations                       5,724,508        (735,951)
                                                                                   ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                                        --         (41,560)
                                                                                   ------------    ------------
Total distributions                                                                          --         (41,560)
                                                                                   ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                      4,418,070       6,211,430
Dividends reinvested                                                                         --          41,560
Cost of shares redeemed                                                              (6,643,754)     (7,979,545)
                                                                                   ------------    ------------
Net decrease in net assets resulting from capital share transactions                 (2,225,684)     (1,726,555)
                                                                                   ------------    ------------
Net increase (decrease) in net assets                                                 3,498,824      (2,504,066)

NET ASSETS:
Beginning of year                                                                    21,236,549      23,740,615
                                                                                   ------------    ------------
End of year                                                                        $ 24,735,373    $ 21,236,549
                                                                                   ============    ============
Undistributed net investment income at end of year                                 $    249,924    $         --
                                                                                   ============    ============

                 See Accompanying Notes to Financial Statements

ING VP NATURAL RESOURCES TRUST                              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                            YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------
                                                           2003          2002          2001       2000(2)          1999
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year               $       12.12         12.40         14.75         12.51         11.03
 Income (loss) from investment operations:
 Net investment income (loss)                     $       (0.08)        (0.05)         0.03         (0.07)         0.06
 Net realized and unrealized gain (loss)
 on investments                                   $        3.78         (0.21)        (2.38)         2.36          1.50
 Total income (loss) from investment operations   $        3.70         (0.26)        (2.35)         2.29          1.56
 Less distributions from:
 Net investment income                            $          --          0.02            --          0.05          0.08
 Total distributions                              $          --          0.02            --          0.05          0.08
 Net asset value, end of year                     $       15.82         12.12         12.40         14.75         12.51
 TOTAL RETURN(1)                                  %       30.53         (2.10)       (15.93)        18.37         14.09

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000s)                   $      24,735        21,237        23,741        32,291        31,737
 Ratio to average net assets:
 Expenses                                         %        1.61          1.64          1.35          1.66          1.33
 Net investment income (loss)                     %       (0.58)        (0.41)         0.17         (0.53)         0.34
 Portfolio turnover rate                          %         121            80            85            72            41

(1) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(2) Effective July 26, 2000, ING Investments, LLC, became the Adviser to the
    Fund.

                 See Accompanying Notes to Financial Statements

              NOTES TO FINANCIAL STATEMENTS as of December 31, 2003

NOTE 1 -- ORGANIZATION

ORGANIZATION. ING VP Natural Resources Trust (the "Trust") is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized on November 15, 1988 and commenced operation in 1991.

The Trust's Investment objective is to seek long-term growth of capital through investment primarily in common stock of companies which own or develop natural resources and other basic commodities, or supply goods and services to such companies.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements:

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Portfolio securities reported by NASDAQ will be valued at NASDAQ official closing price. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

    Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Trust's Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Trust calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Trust's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Trust occurs after the time at which the foreign market for such security(ies) closes but before the time that the Trust's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Trust calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Trust calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Trust could obtain if it were to sell the security at the time of the close of the NYSE.

    Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis except when collection is not expected. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. FEDERAL INCOME TAXES. It is the policy of the Trust to comply with subchapter M of the Internal Revenue Code and related excise tax provisons applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

D. DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income and net realized gains, if any are declared and paid annually by the Trust. Distributions are determined annually in accordance with federal tax principles which may differ from accounting principles generally accepted in the United States of America for investment companies. The Trust may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date.

E. USE OF ESTIMATES. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

F. FOREIGN CURRENCY TRANSLATION. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

        (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

        (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

    Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

    Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government Securities. These risks include, but are not limited, to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government Securities.

G. FORWARD FOREIGN CURRENCY CONTRACTS. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. At December 31, 2003, the Trust did not have any open forward foreign currency contracts.

NOTE 3 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Trust pays an investment advisory fee to ING Investments, LLC (the "Investment Adviser" or the "Adviser") at an annual rate of 1.00% of the Trust's average daily net assets. The Investment Adviser voluntarily agreed to reimburse the Trust if total annual expenses (including management fees, but excluding interest, taxes, brokerage commission and extraordinary expenses) exceed 2.50% of the Trust's average net assets. No reimbursement was required for the period ended December 31, 2003.

At a special meeting held on July 22, 2003, Shareholders approved a Sub-Advisory Agreement between ING Investments, LLC and ING Aeltus Investment Management, Inc., with no change in the Adviser, the portfolio manager(s), or the overall management fee paid by each Fund.

ING Funds Services, LLC (the "Administrator") serves as Administrator to the Trust. The Trust pays the Administrator a fee calculated at an annual rate of 0.10% of the Trust's average daily net assets.

NOTE 4 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At December 31, 2003, the Trust had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

  ACCRUED
 INVESTMENT             ACCRUED
 MANAGEMENT          ADMINISTRATIVE
    FEES                  FEES                  TOTAL
 ----------          --------------             -----
 $  19,962              $  1,996              $  21,958

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 5 -- INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003, excluding short-term securities, were $24,525,046 and $25,665,203, respectively.

NOTE 6 -- CONCENTRATION OF INVESTMENT RISKS

The Trust may invest in foreign securities and has a policy of investing in the securities of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. There are certain risks involved in investing in foreign securities or concentrating in specific industries such as natural resources that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political and economic developments, as well as the possible imposition of foreign exchange or other foreign governmental restrictions or laws, all of which could affect the market and/or credit risk of the investments.

NOTE 7 -- LINE OF CREDIT

The Trust, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. At December 31, 2003 the Trust did not have any loans outstanding.

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

                    YEAR ENDED               YEAR ENDED
                 DECEMBER 31, 2003        DECEMBER 31, 2002
              -----------------------   -----------------------
                SHARES     DOLLARS        SHARES     DOLLARS
              ---------  ------------   ---------  ------------
Shares sold     352,152  $  4,418,070     503,557  $  6,211,430
Dividends
   reinvested        --            --       3,247        41,560
Shares
   redeemed    (540,397)   (6,643,754)   (670,496)   (7,979,545)
              ---------  ------------   ---------  -----------
Net decrease   (188,245) $ (2,225,684)   (163,692) $ (1,726,555)
              =========  ============   =========  ============

NOTE 9 -- FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The following permanent tax differences have been reclassified as of December 31, 2003:

                UNDISTRIBUTED       ACCUMULATED
               NET INVESTMENT       NET REALIZED
                 INCOME ON             GAINS
                 INVESTMENTS          (LOSSES)
               --------------       ------------
                  $ 370,491         $  (370,491)

There were no distributions to shareholders during the year ended December 31, 2003. The tax composition of dividends and distributions to shareholders was ordinary income in the amount of $41,560 for the year ended December 31, 2002.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2003 are as follows:

 UNDISTRIBUTED    UNREALIZED        CAPITAL
   ORDINARY      APPRECIATION/       LOSS         EXPIRATION
    INCOME      (DEPRECIATION)   CARRYFORWARDS       DATES
 -------------  --------------   -------------    ----------
  $ 249,931      $ 4,593,487       $ (41,881)        2010

NOTE 10 -- OTHER INFORMATION (UNAUDITED)

As with many financial services companies, ING Investments and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. ING is also completing an internal review of investment company share trading as well as a review of their policies and procedures in this area. ING will reimburse any ING Trust affected by inappropriate late trading or market timing for any improper profits that accrued to any person who engaged in improper frequent or late trading for which ING is responsible.

ING
VP Natural
Resources
Trust                           PORTFOLIO OF INVESTMENTS as of December 31, 2003

SHARES                                                            VALUE
-----------------------------------------------------------------------------
COMMON STOCK: 97.3%
                             COAL: 1.7%
       10,000                Peabody Energy Corp.            $        417,100
                                                             ----------------
                                                                      417,100
                                                             ----------------
                             FOREST PRODUCTS & PAPER: 2.6%
       10,000                Weyerhaeuser Co.                         640,000
                                                             ----------------
                                                                      640,000
                                                             ----------------
                             IRON/STEEL: 3.5%
       25,000                United States Steel Corp.                875,500
                                                             ----------------
                                                                      875,500
                                                             ----------------
                             MINING: 35.7%
       15,000                Alcan, Inc.                              704,250
       20,000                Alcoa, Inc.                              760,000
       50,000                Barrick Gold Corp.                     1,135,500
      150,000         @      First Quantum Minerals Ltd.            1,633,198
       25,000                Freeport-McMoRan Copper &
                               Gold, Inc.                           1,053,250
       15,000         @      Inco Ltd.                                597,300
      546,666         @      Minara Resources Ltd.                  1,223,298
       25,000                Newmont Mining Corp.                   1,215,250
      250,000         @      Northgate Exploration Ltd.               516,541
                                                             ----------------
                                                                    8,838,587
                                                             ----------------
                             OIL AND GAS: 38.2%
       20,000                Anadarko Petroleum Corp.               1,020,200
       13,000                Burlington Resources, Inc.               719,940
       74,900                Chesapeake Energy Corp.                1,017,142
       30,000                Ensco Intl., Inc.                        815,100
       18,000                Murphy Oil Corp.                       1,175,580
       10,400       @,@@     Nabors Industries Ltd.                   431,600
       16,500                Noble Energy, Inc.                       733,095
       25,500         @      Pioneer Natural Resources Co.            814,215
       26,200         @      Pride Intl., Inc.                        488,368
       25,000         @      Rowan Cos., Inc.                         579,250
       14,000         @      Spinnaker Exploration Co.                451,780
       50,000         @      Transocean, Inc.                       1,200,500
                                                             ----------------
                                                                    9,446,770
                                                             ----------------
                             OIL AND GAS SERVICES: 15.6%
       24,000                Baker Hughes, Inc.                       771,840
       24,000         @      Cooper Cameron Corp.                   1,118,400
       50,000         @      Varco Intl., Inc.                      1,031,500
       26,000         @      Weatherford Intl. Ltd.                   936,000
                                                             ----------------
                                                                    3,857,740
                                                             ----------------
                             Total Common Stock
                               (Cost $19,482,210)                  24,075,697
                                                             ----------------

PRINCIPAL
AMOUNT                                                            VALUE
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.2%

                             REPURCHASE AGREEMENT: 3.2%
$     789,000                Goldman Sachs Repurchase
                               Agreement
                               dated 12/31/03, 0.990%,
                               due 01/02/04, $789,043
                               to be received upon
                               repurchase
                               (Collateralized by
                               $789,448 Federal
                               National Mortgage
                               Association, 2.500%,
                               Market Value $803,724,
                               due 12/04/06)                 $        789,000
                                                             ----------------
                             Total Short-term Investments
                               (Cost $789,000)                        789,000
                                                             ----------------
                             TOTAL INVESTMENTS
                               IN SECURITIES (COST
                               $20,271,210)*        100.5%   $     24,864,697
                             OTHER ASSETS AND
                               LIABILITIES-NET       (0.5)           (129,324)
                                                    -----    ----------------
                             NET ASSETS             100.0%   $     24,735,373
                                                    =====    ================

@    Non-income producing security
@@   Foreign Issuer

* Cost for federal income tax purposes is the same as for financial statement purposes.

                    Gross Unrealized Appreciation            $      5,074,277
                    Gross Unrealized Depreciation                    (480,790)
                                                             ----------------
                    Net Unrealized Appreciation              $      4,593,487
                                                             ================

                 See Accompanying Notes to Financial Statements

                   SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of the ING Retail Funds (formerly Pilgrim Retail Funds) and Variable Products was held July 22, 2003, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

1. To approve a Sub-Advisory Agreement between ING Investments, LLC and ING Aeltus Investment Management, Inc., with no change in the Adviser, the portfolio manager(s), or the overall management fee paid by the Fund.

2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) thereof in the discretion of the proxies or their substitutes.

                                                                          SHARES VOTED
                                                                           AGAINST OR      SHARES        BROKER      TOTAL SHARES
                                           PROPOSAL    SHARES VOTED FOR     WITHHELD      ABSTAINED     NON-VOTE         VOTED
                                           --------    ----------------   ------------    ---------     --------     ------------
   ING VP Natural Resources Trust             1            1,302,173         184,125         63,737        --           1,550,035
   ING VP Natural Resources Trust             2            1,207,203         206,635        136,197        --           1,550,035

                   TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trusts are managed under the direction of the Trusts' Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                               TERM OF                                   NUMBER OF
                                              OFFICE AND          PRINCIPAL            PORTFOLIOS IN              OTHER
                                POSITION(S)   LENGTH OF          OCCUPATION(S)         FUND COMPLEX           DIRECTORSHIPS
       NAME, ADDRESS             HELD WITH      TIME              DURING THE             OVERSEEN                HELD BY
          AND AGE                  TRUST      SERVED(1)         PAST FIVE YEARS         BY TRUSTEE               TRUSTEE
       -------------            -----------   ----------        ---------------        -------------          -------------
INDEPENDENT TRUSTEES

Paul S. Doherty(2)                Trustee     July         Mr. Doherty is President         116                    --
7337 E. Doubletree Ranch Rd.                  2000 -       and Partner, Doherty,
Scottsdale, AZ 85258                          Present      Wallace, Pillsbury and
Born: 1934                                                 Murphy, P.C., Attorneys
                                                           (1996 - Present); and
                                                           Trustee of each of the
                                                           funds managed by Northstar
                                                           Investment Management
                                                           Corporation (1993 - 1999).

J. Michael Earley(3)              Trustee     February     President and Chief              116                    --
7337 E. Doubletree Ranch Rd.                  2002 -       Executive Officer, Bankers
Scottsdale, AZ 85258                          Present      Trust Company, N.A. (1992
Born: 1945                                                 Present).

R. Barbara Gitenstein(2)          Trustee     February     President, College of            116                    --
7337 E. Doubletree Ranch Rd.                  2002 -       New Jersey (1999 -
Scottsdale, AZ 85258                          Present      Present).
Born: 1948

Walter H. May(2)                  Trustee     July         Retired. Formerly,               116        Best Prep Charity (1991 -
7337 E. Doubletree Ranch Rd.                  2000 -       Managing Director and                       Present).
Scottsdale, AZ 85258                          Present      Director of Marketing,
Born: 1936                                                 Piper Jaffray, Inc.;
                                                           Trustee of each of the
                                                           funds managed by Northstar
                                                           Investment Management
                                                           Corporation (1996 - 1999).

Jock Patton(2)                    Trustee     July         Private Investor (June           116        Director, Hypercom, Inc.
7337 E. Doubletree Ranch Rd.                  2000 -       1997 - Present). Formerly                   (January 1999 - Present);
Scottsdale, AZ 85258                          Present      Director and Chief                          JDA Software Group, Inc.
Born: 1945                                                 Executive Officer, Rainbow                  (January 1999 - Present);
                                                           Multimedia Group, Inc.                      Buick of Scottsdale, Inc.;
                                                           (January 1999 - December                    and National Airlines, Inc.
                                                           2001).

                                               TERM OF                                   NUMBER OF
                                              OFFICE AND          PRINCIPAL            PORTFOLIOS IN              OTHER
                                POSITION(S)   LENGTH OF          OCCUPATION(S)         FUND COMPLEX           DIRECTORSHIPS
       NAME, ADDRESS             HELD WITH      TIME              DURING THE             OVERSEEN                HELD BY
          AND AGE                  TRUST      SERVED(1)         PAST FIVE YEARS         BY TRUSTEE               TRUSTEE
       -------------            -----------   ----------        ---------------        -------------          -------------
David W.C. Putnam(3)              Trustee     July         President and Director,          116        Anchor International Bond
7337 E. Doubletree Ranch Rd.                  2000 -       F.L. Putnam Securities                      (December 2000 - Present);
Scottsdale, AZ 85258                          Present      Company, Inc. and its                       Progressive Capital
Born: 1939                                                 affiliates; President,                      Accumulation Trust (August
                                                           Secretary and Trustee, The                  1998 - Present); Principled
                                                           Principled Equity Market                    Equity Market Fund
                                                           Fund. Formerly, Trustee,                    (November 1996 - Present),
                                                           Trust Realty Trust                          Mercy Endowment Foundation
                                                           (December Corp.; Anchor                     (1995 - Present); Director,
                                                           Investment Trust; Bow                       F.L. Putnam Investment
                                                           2000 - Present); Ridge                      Management Company
                                                           Mining Company and each                     (December 2001 - Present);
                                                           of the F.L. Putnam funds                    Asian American Bank and
                                                           managed by Northstar                        Trust Company (June 1992 -
                                                           Investment Foundation                       Present); and Notre Dame
                                                           Management Corporation                      Health Care Center (1991 -
                                                           (1994 - 1999).                              Present) F.L. Putnam
                                                                                                       Securities Company, Inc.
                                                                                                       (June 1978 - Present); and
                                                                                                       an Honorary Trustee, Mercy
                                                                                                       Hospital (1973 - Present).

Blaine E. Rieke(3)                Trustee     February     General Partner,                 116        Morgan Chase Trust Co.
7337 E. Doubletree Ranch Rd.                  2001 -       Huntington Partners                         (January 1998 - Present).
Scottsdale, AZ 85258                          Present      (January 1997 - Present).
Born: 1933                                                 Chairman of the Board and
                                                           Trustee of each of the
                                                           funds managed by ING
                                                           Investment Management Co.
                                                           LLC (November 1998 -
                                                           February 2001).

Roger B. Vincent(3)               Trustee     February     President, Springwell            116        Director, AmeriGas
7337 E. Doubletree Ranch Rd.                  2002 -       Corporation (1989 -                         Propane, Inc. (1998 -
Scottsdale, AZ 85258                          Present      Present). Formerly,                         Present).
Born: 1945                                                 Director Tatham
                                                           Offshore, Inc. (1996 -
                                                           2000).

Richard A. Wedemeyer(2)           Trustee     February     Retired. Mr. Wedemeyer           116        Touchstone Consulting
7337 E. Doubletree Ranch Rd.                  2001 -       was formerly Vice                           Group (1997 - Present).
Scottsdale, AZ 85258                          Present      President -- Finance
Born: 1936                                                 and Administration,
                                                           Channel Corporation
                                                           (June 1996 - April 2002).
                                                           Trustee, First Choice
                                                           Funds (1997 - 2001); and
                                                           of each of the funds
                                                           managed by ING Investment
                                                           Management Co. LLC (1998 -
                                                           2001).

                                               TERM OF                                   NUMBER OF
                                              OFFICE AND          PRINCIPAL            PORTFOLIOS IN              OTHER
                                POSITION(S)   LENGTH OF          OCCUPATION(S)         FUND COMPLEX           DIRECTORSHIPS
       NAME, ADDRESS             HELD WITH      TIME              DURING THE             OVERSEEN                HELD BY
          AND AGE                  TRUST      SERVED(1)         PAST FIVE YEARS         BY TRUSTEE               TRUSTEE
       -------------            -----------   ----------        ---------------        -------------          -------------
TRUSTEES WHO ARE "INTERESTED PERSONS"

Thomas J. McInerney(4)            Trustee     February     Chief Executive Officer,         170        Director, Hemisphere Inc.
7337 E. Doubletree Ranch Rd.                  2001 -       ING U.S. Financial                          (May 2003 - Present);
Scottsdale, AZ 85258                          Present      Services (September 2001 -                  Equitable Life Insurance
Born: 1956                                                 Present); General Manager                   Co., Golden American Life
                                                           and Chief Executive                         Insurance Co., Life
                                                           Officer, ING U.S. Worksite                  Insurance Company of
                                                           Financial Services                          Georgia, Midwestern United
                                                           (December 2000 - Present);                  Life Insurance Co.,
                                                           Member ING Americas                         ReliaStar Life Insurance
                                                           Executive Committee (2001                   Co., Security Life of
                                                           - Present); President,                      Denver, Security
                                                           Chief Executive Officer                     Connecticut Life Insurance
                                                           and Director of Northern                    Co., Southland Life
                                                           Life Insurance Company                      Insurance Co., USG Annuity
                                                           (March 2001 - October                       and Life Company, and
                                                           2002), ING Aeltus Holding                   United Life and Annuity
                                                           Company, Inc. (2000 -                       Insurance Co. Inc (March
                                                           Present), ING Retail                        2001 - Present); Director,
                                                           Holding Company (1998 -                     Ameribest Life Insurance
                                                           Present), ING Life                          Co., (March 2001 to
                                                           Insurance and Annuity                       January 2003); Director,
                                                           Company (September 1997 -                   First Columbine Life
                                                           November 2002) and ING                      Insurance Co. (March 2001
                                                           Retirement Holdings, Inc.                   to December 2002); Member
                                                           (1997 - Present).                           of the Board, National
                                                           Formerly, General Manager                   Commission on Retirement
                                                           and Chief Executive                         Policy, Governor's Council
                                                           Officer, ING Worksite                       on Economic
                                                           Division (December 2000 -                   Competitiveness and
                                                           October 2001), President                    Technology of Connecticut,
                                                           ING-SCI, Inc. (August 1997                  Connecticut Business and
                                                           - December 2000);                           Industry Association,
                                                           President, Aetna Financial                  Bushnell; Connecticut
                                                           Services (August 1997 -                     Forum; Metro Hartford
                                                           December 2000).                             Chamber of Commerce; and
                                                                                                       is Chairman, Concerned
                                                                                                       Citizens for Effective
                                                                                                       Government.

                                               TERM OF                                   NUMBER OF
                                              OFFICE AND          PRINCIPAL            PORTFOLIOS IN              OTHER
                                POSITION(S)   LENGTH OF          OCCUPATION(S)         FUND COMPLEX           DIRECTORSHIPS
       NAME, ADDRESS             HELD WITH      TIME              DURING THE             OVERSEEN                HELD BY
          AND AGE                  TRUST      SERVED(1)         PAST FIVE YEARS         BY TRUSTEE               TRUSTEE
       -------------            -----------   ----------        ---------------        -------------          -------------
John G. Turner(5)                 Trustee     July         Chairman, Hillcrest              116        Hormel Foods Corporation
7337 E. Doubletree Ranch Rd.                  2000 -       Capital Partners (May 2002                  (March 2000 - Present);
Scottsdale, AZ 85258                          Present      - Present); President,                      Shopko Stores, Inc.
Born: 1939                                                 Turner Investment Company                   (August 1999 - Present);
                                                           (January 2002 - Present).                   and M.A. Mortenson
                                                           Mr. Turner was formerly                     Company (March 2002 -
                                                           Vice Chairman of ING                        Present).
                                                           Americas (2000 - 2002);
                                                           Chairman and Chief
                                                           Executive Officer of
                                                           ReliaStar Financial Corp.
                                                           and ReliaStar Life
                                                           Insurance Company (1993 -
                                                           2000); Chairman of
                                                           ReliaStar United Services
                                                           Life Insurance Company
                                                           (1995 - 1998); Chairman of
                                                           ReliaStar Life Insurance
                                                           Company of New York (1995
                                                           - 2001); Chairman of
                                                           Northern Life Insurance
                                                           Company (1992 - 2001);
                                                           Chairman and Trustee of
                                                           the Northstar affiliated
                                                           investment companies (1993
                                                           - 2001) and Director,
                                                           Northstar Investment
                                                           Management Corporation and
                                                           its affiliates (1993 -
                                                           1999).

----------
(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2)  Valuation Committee member.
(3)  Audit Committee member.
(4) Mr. McInerney is an "interested person," as defined under the 1940 Act, because of his affiliation with ING U.S. Financial Services and ING U.S. Worksite Financial Services, both affiliates of ING Investments, LLC.
(5) Mr. Turner is an "interested person," as defined under the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

                                                                                                 PRINCIPAL
                                                         TERM OF OFFICE                        OCCUPATION(S)
       NAME, ADDRESS                POSITION(S)          AND LENGTH OF                          DURING THE
          AND AGE                 HELD WITH TRUST        TIME SERVED(1)                       PAST FIVE YEARS
       -------------              ---------------        --------------                       ---------------
OFFICERS:

James M. Hennessy               President and Chief   February 2001 -        President and Chief Executive Officer of ING
7337 E. Doubletree Ranch Rd.    Executive Officer     Present                Capital Corporation, LLC, ING Funds Services, LLC,
Scottsdale, AZ 85258                                                         ING Advisors, Inc., ING Investments, LLC,
Born: 1949                      Chief Operating       July 2000 - Present    Lexington Funds Distributor, Inc., Express America
                                Officer                                      T.C. Inc. and EAMC Liquidation Corp. (since
                                                                             December 2001); Executive Vice President and Chief
                                Senior Executive      July 2000 -            Operating Officer of ING Funds Distributor, LLC
                                Vice President        February 2001          (since June 2000). Formerly, Executive Vice
                                                                             President and Chief Operating Officer of ING
                                Secretary             July 2000 -            Quantitative Management, Inc. (October 2001 to
                                                      February 2001          September 2002); Senior Executive Vice President
                                                                             (June 2000 to December 2000) and Secretary (April
                                                                             1995 to December 2000) of ING Capital Corporation,
                                                                             LLC, ING Funds Services, LLC, ING Investments,
                                                                             LLC, ING Advisors, Inc., Express America T.C.
                                                                             Inc., and EAMC Liquidation Corp.; and Executive
                                                                             Vice President, ING Capital Corporation, LLC and
                                                                             its affiliates (May 1998 to June 2000) and Senior
                                                                             Vice President, ING Capital Corporation, LLC and
                                                                             its affiliates (April 1995 to April 1998).

Stanley D. Vyner                Executive Vice        July 2000 - Present    Executive Vice President of ING Advisors, Inc. and
7337 E. Doubletree Ranch Rd.    President                                    ING Investments, LLC (July 2000 to present) and
Scottsdale, Arizona 85258                                                    Chief Investment Officer of the International
Born: 1950                                                                   Portfolios, ING Investments, LLC (July 1996 to
                                                                             present). Formerly, President and Chief Executive
                                                                             Officer of ING Investments, LLC (August 1996 to
                                                                             August 2002).

Michael J. Roland               Executive Vice        February 2002 -        Executive Vice President, Chief Financial Officer
7337 E. Doubletree Ranch Rd.    President and         Present                and Treasurer of ING Funds Services, LLC, ING
Scottsdale, AZ 85258            Assistant Secretary                          Funds Distributor, LLC, ING Advisors, Inc., ING
Born: 1958                                                                   Investments, LLC (December 2001 to present),
                                Principal Financial   July 2000 - Present    Lexington Funds Distributor, Inc., Express America
                                Officer                                      T.C. Inc. and EAMC Liquidation Corp. (since
                                                                             December 2001). Formerly, Executive Vice
                                Senior Vice           July 2000 - February   President, Chief Financial Officer and Treasurer
                                President             2002                   of ING Quantitative Management, Inc. (December
                                                                             2001 to October 2002); Senior Vice President, ING
                                                                             Funds Services, LLC, ING Investments, LLC, and ING
                                                                             Funds Distributor, LLC (June 1998 to December
                                                                             2001) and Chief Financial Officer of Endeavor
                                                                             Group (April 1997 to June 1998).

                                                                                                 PRINCIPAL
                                                         TERM OF OFFICE                        OCCUPATION(S)
       NAME, ADDRESS                POSITION(S)          AND LENGTH OF                          DURING THE
          AND AGE                 HELD WITH TRUST        TIME SERVED(1)                       PAST FIVE YEARS
       -------------              ---------------        --------------                       ---------------
Robert S. Naka                  Senior Vice           July 2000 - Present    Senior Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.    President and                                ING Funds Services, LLC, ING Funds Distributor,
Scottsdale, AZ 85258                                                         LLC, ING Advisors, Inc., ING Investments, LLC
Born: 1963                      Assistant Secretary   July 2000 - Present    (October 2001 to present) and Lexington Funds
                                                                             Distributor, Inc. (since December 2001). Formerly,
                                                                             Senior Vice President and Assistant Secretary for
                                                                             ING Quantitative Management, Inc. (October 2001 to
                                                                             October 2002); Vice President, ING Investments,
                                                                             LLC (April 1997 to October 1999), ING Funds
                                                                             Services, LLC (February 1997 to August 1999) and
                                                                             Assistant Vice President, ING Funds Services, LLC
                                                                             (August 1995 to February 1997).

Kimberly A. Anderson            Senior Vice           November 2003 -        Vice President and Assistant Secretary of ING
7337 E. Doubletree Ranch Rd.    President             Present                Funds Services, LLC, ING Funds Distributor, LLC,
Scottsdale, AZ 85258                                                         ING Advisors, Inc., ING Investments, LLC (since
Born: 1964                      Vice President        February 2001 -        October 2001) and Lexington Funds Distributor,
                                                      November 2003          Inc. (since December 2001). Formerly, Vice
                                                                             President for ING Quantitative Management, Inc.
                                Secretary             February 2001 -        (October 2001 to October 2002); Assistant Vice
                                                      August 2003            President of ING Funds Services, LLC (November
                                                                             1999 to January 2001) and has held various other
                                Assistant Vice        July 2000 -            positions with ING Funds Services, LLC for more
                                President and         February 2001          than the last five years.
                                Assistant Secretary

Robyn L. Ichilov                Vice President and    July 2000 - Present    Vice President of ING Funds Services, LLC (since
7337 E. Doubletree Ranch Rd     Treasurer                                    October 2001) and ING Investments, LLC (since
Scottsdale, AZ 85258                                                         August 1997); Accounting Manager, ING Investments,
Born: 1967                                                                   LLC (since November 1995).

J. David Greenwald              Vice President        August 2003 -          Vice President of Mutual Fund Compliance of ING
7337 E. Doubletree Ranch Rd.                          Present                Funds Services, LLC (May 2003 - Present). Formerly
Scottsdale, Arizona 85258                                                    Assistant Treasurer and Director of Mutual Fund
Born: 1957                                                                   Compliance and Operations of American Skandia, A
                                                                             Prudential Financial Company (October 1996 - May
                                                                             2003).

Lauren D. Bensinger             Vice President        February 2003 -        Vice President and Chief Compliance Officer, ING
7337 E. Doubletree Ranch Rd.                          Present                Funds Distributor, LLC. (July 1995 to Present);
Scottsdale, Arizona 85258                                                    Vice President (February 1996 to Present) and
Born: 1954                                                                   Chief Compliance Officer (October 2001 to Present)
                                                                             ING Investments, LLC; Vice President and Chief
                                                                             Compliance Officer, ING Advisors, Inc. (July 2000
                                                                             to Present), Formerly Vice President and Chief
                                                                             Compliance Officer ING Quantitative Management,
                                                                             Inc. (July 2000 to September 2002), and Vice
                                                                             President, ING Fund Services, LLC (July 1995 to
                                                                             Present).

                                                                                                 PRINCIPAL
                                                         TERM OF OFFICE                        OCCUPATION(S)
       NAME, ADDRESS                POSITION(S)          AND LENGTH OF                          DURING THE
          AND AGE                 HELD WITH TRUST        TIME SERVED(1)                       PAST FIVE YEARS
       -------------              ---------------        --------------                       ---------------
Todd Modic                      Vice President        August 2003 -          Vice President of Financial Reporting-Fund
7337 E. Doubletree Ranch Rd.                          Present                Accounting of ING Funds Services, LLC (September
Scottsdale, AZ 85258            Assistant Vice                               2002 to present). Formerly, Director of Financial
Born: 1967                      President             August 2001 -          Reporting of ING Investments, LLC (March 2001 to
                                                      August 2003            September 2002), Director of Financial Reporting,
                                                                             Axient Communications, Inc. (May 2000 to January
                                                                             2001) and Director of Finance, Rural/Metro
                                                                             Corporation (March 1995 to May 2000).

Huey P. Falgout, Jr.            Secretary             August 2003 -          Counsel, ING U.S. Financial Services (November
7337 E. Doubletree Ranch Rd.                          Present                2002 - Present). Formerly, Associate General
Scottsdale, Arizona 85258                                                    Counsel of AIG American General (January 1999 -
Born: 1963                                                                   November 2002) and Associate General Counsel of
                                                                             Van Kampen, Inc. (April 1992 - January 1999).

Susan P. Kinens                 Assistant Vice        February 2003 -        Assistant Vice President and Assistant Secretary,
7337 E. Doubletree Ranch Rd.    President and         Present                ING Funds Services, LLC (December 2002 - Present);
Scottsdale, AZ 85258            Assistant Secretary                          and has held various other positions with ING
Born: 1976                                                                   Funds Services, LLC for the last five years.

Maria M. Anderson               Assistant Vice        August 2001 -          Assistant Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.    President             Present                LLC (since October 2001). Formerly, Manager of
Scottsdale, AZ 85258                                                         Fund Accounting and Fund Compliance, ING
Born: 1958                                                                   Investments, LLC (September 1999 to November
                                                                             2001); Section Manager of Fund Accounting, Stein
                                                                             Roe Mutual Funds (July 1998 to August 1999); and
                                                                             Financial Reporting Analyst, Stein Roe Mutual
                                                                             Funds (August 1997 to July 1998).

Theresa Kelety                  Assistant Secretary   August 2003 -          Counsel, ING U.S. Financial Services (April 2003 -
7337 E. Doubletree Ranch Rd.                          Present                Present). Formerly, Senior Associate with Shearman
Scottsdale, Arizona 85258                                                    & Sterling (February 2000 - April 2003) and
Born: 1963                                                                   Associate with Sutherland Asbill & Brennan (1996 -
                                                                             February 2000).

----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, FL 32746

LEGAL COUNSEL
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110

A prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Variable Annuities' Customer Service Desk at 1-800-366-0066. Please read the prospectus carefully before you invest or send money. The Trust's proxy voting record will be available without charge on or about August 31, 2004 on the Trust's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

[ING FUNDS LOGO]                                              VPNRTAR1203-021804

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant's principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Exhibit 99.CODE ETH.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that David Putnam is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Putnam is "independent" for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP ("KPMG"), the principal accountant, for the audit of the registrant's annual financial statements and for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $15,000 for the year ended December 31, 2003 and $20,744 for the year ended December 31, 2002.

(b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

        None

(c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $3,500 in the year ended December 31, 2003 and $3,950 in the year ended December 31, 2002. Such services included review of excise distribution calculations (if applicable), preparation of the Funds' federal, state and excise tax returns, tax services related to mergers and routine consulting.

(d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item.

        None

(e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES

                       MODEL AUDIT AND NON-AUDIT SERVICES
                               PRE-APPROVAL POLICY

I.    STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Directors or Trustees (the "Committee") of the ING Funds (each a "Fund," collectively, the "Funds") set out under Paragraph I on EXHIBIT A to this Audit and Non-Audit Services Pre-Approval Policy ("Policy") is responsible for the oversight of the work of the Funds' independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors' independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission ("SEC") rules promulgated in accordance with the Act, the Funds' may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services ("general pre-approval") or it may pre-approve specific services ("specific pre-approval"). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds' independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee's specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC's rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors' familiarity with the Funds' business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds' ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee's general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee's duty to pre-approve services performed by the Funds' independent auditors.

II.   AUDIT SERVICES

The annual audit services engagement terms and fees are subject to the Committee's specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds' annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds' financial statements (E.G., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds' financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors' independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services;" assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.   TAX SERVICES

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors' independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds' independent auditors that do not, in the Committee's view, impair auditor independence and that are consistent with the SEC's rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.    OTHER SERVICES

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC's prohibited non-audit services is attached to this Policy as Appendix E. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC's prohibitions.

VI.   PRE-APPROVAL OF FEE LEVELS AND BUDGETED AMOUNTS

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee's specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund's audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII. PROCEDURES

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on an annual basis, receive from the independent auditors a list of services provided by the auditors during the prior 12-month period.

VIII. DELEGATION

The Committee may delegate pre-approval authority to one or more of the Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.   ADDITIONAL REQUIREMENTS

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors' independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Appendix A

Pre-Approved Audit Services for the Pre-Approval Period June 1, 2003 through May 31, 2004

Service

                                                                   THE FUND(S)         FEE RANGE
---------------------------------------------------------------  ---------------  ------------------
Statutory audits or financial audits (including tax services            /X/        As presented to
associated with non-audit services)                                                Audit Committee

Services associated with SEC registration statements, periodic          /X/         Not to exceed
reports and other documents filed with the SEC or other                           $8,500 per filing
documents issued in connection with securities offerings
(E.G., consents), and assistance in responding to SEC comment letters.

Consultations by Fund management with respect to accounting or          /X/         Not to exceed
disclosure treatment of transactions or events and/or the                           $8,000 during
actual or potential effect of final or proposed rules,                             the Pre-Approval
standards or interpretations by the SEC, Financial Accounting                          Period
Standards Board, or other regulatory or standard setting
bodies.

Appendix B

Pre-Approved Audit-Related Services for the Pre-Approval Period June 1, 2003 through May 31, 2004

Service

                                                                      FUND
                                                  THE FUND(S)       AFFILIATES           FEE RANGE
----------------------------------------------  ---------------  -----------------  -------------------
Services related to Fund mergers                      /X/               /X/            Not to exceed
                                                                                    $10,000 per merger

Consultations by Fund management with                 /X/                              Not to exceed
respect to accounting or disclosure                                                     $5,000 per
treatment of transactions or events and/or                                          occurrence during
the actual or potential effect of final or                                           the Pre-Approval
proposed rules, standards or interpretations                                              Period
by the SEC, Financial Accounting Standards
Board, or other regulatory or standard
setting bodies.  [NOTE:  Under SEC rules
some consultations may be "audit" services
and others may be "audit-related" services.]

Review of the Funds' semi-annual financial            /X/                             Not to exceed
statements                                                                          $5,000 for each set
                                                                                       of financial
                                                                                        statements

Reports to regulatory or government agencies          /X/                            Up to $5,000 per
related to the annual engagement                                                    occurrence during
                                                                                     the Pre-Approval
                                                                                          Period

Regulatory compliance assistance                      /X/               /X/            Not to exceed
                                                                                    $5,000 per quarter

Training courses                                      /X/                              Not to exceed
                                                                                     $2,000 per course

For Prime Rate Trust, agreed upon procedures          /X/                              Not to exceed
for quarterly reports to rating agencies                                            $9,000 per quarter

Appendix C

Pre-Approved Tax Services for the Pre-Approval Period June 1, 2003 through May 31, 2004

Service

                                                                      FUND
                                                  THE FUND(S)       AFFILIATES           FEE RANGE
----------------------------------------------  ---------------  -----------------  -------------------
Preparation of federal and state income tax           /X/                              Not to exceed
returns and federal excise tax returns for the                                        $6,000 per Fund
Funds including assistance and review with                                               during the
excise tax distributions.                                                               Pre-Approval
                                                                                           Period

Review of IRC Sections 851(b) and 817(h)              /X/                              Not to exceed
diversification testing on a real-time basis                                          $2,000 per Fund
                                                                                         during the
                                                                                        Pre-Approval
                                                                                           Period

Review of year-end reporting for 1099's               /X/                              Not to exceed
                                                                                       $800 per Fund
                                                                                         during the

                                                                                        Pre-Approval
                                                                                           Period

Tax assistance and advice regarding statutory,        /X/               /X/            Not to exceed
regulatory or administrative developments                                             $5,000 for the
                                                                                     Funds or for the
                                                                                     Funds' investment
                                                                                       adviser during
                                                                                      the Pre-Approval
                                                                                           Period

International tax services (e.g., Taiwan and          /X/                              Not to exceed
India)                                                                                $5,000 per Fund
                                                                                         during the
                                                                                        Pre-Approval
                                                                                           Period

Tax training courses                                  /X/                              Not to exceed
                                                                                     $2,000 per course
                                                                                         during the
                                                                                        Pre-Approval
                                                                                           Period

Service

                                                                      FUND
                                                  THE FUND(S)       AFFILIATES           FEE RANGE
----------------------------------------------  ---------------  -----------------  -------------------
Tax services associated with Fund mergers             /X/                              Not to exceed
                                                                                     $8,000 per merger
                                                                                        during the
                                                                                       Pre-Approval
                                                                                          Period

Tax services related to the preparation of annual     /X/                              Not to exceed
PFIC statements and annual Form 5471(Controlled                                       $18,000 during
Foreign Corporation) for structured finance                                          the Pre-Approval
vehicles                                                                                  Period

Tax services related to CLOs and CBOs                 /X/                              Not to exceed
                                                                                        $15,000 per
                                                                                          quarter

Appendix D

Pre-Approved Other Services for the Pre-Approval Period June 1, 2003 through May 31, 2004

Service

                                                 THE FUND(S)      FUND AFFILIATES        FEE RANGE
----------------------------------------------  ---------------  -----------------  -------------------
Agreed-upon procedures for Class B share                                /X/            Not to exceed
12b-1 programs                                                                        $25,000 during
                                                                                           the
                                                                                       Pre-Approval
                                                                                          Period

AIMR assistance, and/or verification of                                 /X/            Not to exceed
composites                                                                             $25,000 during
                                                                                            the
                                                                                       Pre-Approval
                                                                                           Period

Security counts performed pursuant to Rule            /X/                              Not to exceed
17f-2 of the 1940 Act (I.E., counts for                                               $5,000 per Fund
Funds holding securities with affiliated                                                 during the
sub-custodians)                                                                         Pre-Approval
                                                                                           Period

Appendix E

Prohibited Non-Audit Services
Dated:  200X

   - Bookkeeping or other services related to the accounting records or financial statements of the Funds

   -  Financial information systems design and implementation

   - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

   -  Actuarial services

   -  Internal audit outsourcing services

   -  Management functions

   -  Human resources

   -  Broker-dealer, investment adviser, or investment banking services

   -  Legal services

   -  Expert services unrelated to the audit

   - Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

(e) (2) PERCENTAGE OF SERVICES REFERRED TO IN 4(b) - (4)(d) THAT WERE APPROVED BY THE AUDIT COMMITTEE

        100% of the services were approved by the audit committee.

(f) PERCENTAGE OF HOURS EXPENDED ATTRIBUTABLE TO WORK PERFORMED BY OTHER THAN FULL TIME EMPLOYEES OF KPMG IF GREATER THAN 50%.

        Not applicable.

(g) NON-AUDIT FEES: The non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $344,373 for year ended December 31, 2003 and $374,718 for the year ended December 31, 2002.

(h) PRINCIPAL ACCOUNTANTS INDEPENDENCE: The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  RESERVED.

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP NATURAL RESOURCES TRUST


By  /s/ James M. Hennessy
   ----------------------
        James M. Hennessy
        President and Chief Executive Officer

Date March 5, 2004
------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ James M. Hennessy
   ----------------------
        James M. Hennessy
        President and Chief Executive Officer

Date March 5, 2004
------------------


By  /s/ Michael J. Roland
   ----------------------
        Michael J. Roland
        Executive Vice President and Chief Financial Officer

DATE March 5, 2004
------------------